UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA HIGH-YIELD OPPORTUNITIES FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2007

[LOGO OF USAA]
    USAA(R)

                       USAA HIGH-YIELD OPPORTUNITIES Fund


                     3RD QUARTER Portfolio of Investments


                                 APRIL 30, 2007

                                                                      (Form N-Q)

48486-0607                                  (C)2007, USAA.  All rights reserved.

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USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


Principal                                                                                         Market
   Amount                                                          Coupon                          Value
    (000)    Security                                                Rate        Maturity          (000)
 -------------------------------------------------------------------------------------------------------

             CORPORATE OBLIGATIONS (70.7%)

             CONSUMER DISCRETIONARY (19.6%)
             ------------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (1.9%)
$  2,250     Hanesbrands, Inc., Senior Notes (a)                    8.73%(e)     12/15/2014   $    2,301
   1,000     Jostens IH Corp., Senior Subordinated Notes            7.63         10/01/2012        1,027
             Kellwood Co.,
   1,830            Debentures                                      7.63         10/15/2017        1,706
   3,750            Senior Notes                                    7.88          7/15/2009        3,836
   2,000     Levi Strauss & Co., Senior Notes                       9.75          1/15/2015        2,202
     600     Oxford Industries, Inc., Senior Notes                  8.88          6/01/2011          625
   1,000     Quiksilver, Inc., Senior Notes                         6.88          4/15/2015          979
                                                                                              ----------
                                                                                                  12,676
                                                                                              ----------
             AUTO PARTS & EQUIPMENT (1.6%)
   2,000     Arvinmeritor, Inc., Senior Unsecured Notes             8.13          9/15/2015        1,992
   2,000     Federal-Mogul Corp., Notes                             7.75          7/01/2006(b)     1,975
             Metaldyne Corp.,
   1,000            Senior Notes  (c)                              10.00         11/01/2013        1,045
   2,000            Senior Subordinated Notes                      11.00          6/15/2012        1,990
             Tenneco Automotive, Inc.,
   2,000            Senior Secured Notes, Series B                 10.25          7/15/2013        2,205
     200            Senior Subordinated Notes                       8.63         11/15/2014          214
   1,000     Titan International, Inc., Senior Notes (a)            8.00          1/15/2012        1,043
                                                                                              ----------
                                                                                                  10,464
                                                                                              ----------
             BROADCASTING & CABLE TV (5.9%)
             CCH I, LLC,
   3,000            Senior Secured Notes                           13.50          1/15/2014        3,075
   7,500            Senior Secured Notes                           11.00         10/01/2015        7,978
   1,000     CCO Holdings, LLC, Senior Notes                        8.75         11/15/2013        1,050
   3,646     Charter Communications Holdings II, Senior Notes      10.25          9/15/2010        3,901
   2,000     Charter Communications Operating, LLC, Senior
                    Notes (a)                                       8.00          4/30/2012        2,100
   6,980     Insight Communications, Inc., Senior Discount Notes   12.25          2/15/2011        7,329
   2,000     LIN Television Corp., Senior Subordinated
                    Notes-Class B                                   6.50          5/15/2013        1,980
             Mediacom Broadband, LLC,
   1,000            Senior Notes                                    7.88          2/15/2011        1,008
   1,500            Senior Notes                                    8.50         10/15/2015        1,564
   4,500            Senior Notes  (a)                               8.50         10/15/2015        4,691
             Univision Communications, Inc.,
   2,000            Senior Notes                                    7.85          7/15/2011        2,125
   2,000            Term Loan  (d),(s)                              7.57          9/28/2014        2,001
                                                                                              ----------
                                                                                                  38,802
                                                                                              ----------
             CASINOS & GAMING (3.2%)
   1,000     French Lick Resorts & Casinos, Notes (a)              10.75          4/15/2014          875
   3,000     Inn of the Mountain Gods, Senior Notes                12.00         11/15/2010        3,277
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USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


Principal                                                                                         Market
   Amount                                                          Coupon                          Value
    (000)    Security                                                Rate        Maturity          (000)
 -------------------------------------------------------------------------------------------------------

$  4,000     Jacobs Entertainment, Inc., Senior Unsecured Notes     9.75%         6/15/2014   $    4,240
             MGM Mirage,
   3,000            Senior Notes                                    5.88          2/27/2014        2,835
   1,000            Senior Notes                                    7.63          1/15/2017        1,029
   1,860     Pokagon Gaming Auth., Senior Notes (a)                10.38          6/15/2014        2,092
             Snoqualmie Entertainment Auth.,
   3,000            Senior Notes  (a)                               9.15(e)       2/01/2014        3,079
     500            Senior Notes  (a)                               9.13          2/01/2015          519
   2,000     Turning Stone Resort Casino, Senior Notes (a)          9.13          9/15/2014        2,050
   1,000     Wynn Las Vegas, LLC, Notes                             6.63         12/01/2014        1,009
                                                                                              ----------
                                                                                                  21,005
                                                                                              ----------
             CATALOG RETAIL (0.3%)
   1,500     Harry & David Operations Corp., Senior Notes           9.00          3/01/2013        1,567
                                                                                              ----------
             DISTRIBUTORS (0.5%)
   1,000     Adesa, Inc., Term Loan  (s)                            7.57         10/18/2013        1,007
   2,000     KAR Holdings, Inc., Senior Notes (a)                   8.75          5/01/2014        2,056
                                                                                              ----------
                                                                                                   3,063
                                                                                              ----------
             HOME FURNISHINGS (0.8%)
     500     Interface, Inc., Senior Notes                         10.38          2/01/2010          556
   2,500     Sealy Mattress Co., Senior Subordinated Notes          8.25          6/15/2014        2,662
   2,000     Simmons Co., Senior Subordinated Notes                 7.88          1/15/2014        2,070
                                                                                              ----------
                                                                                                   5,288
                                                                                              ----------
             HOMEBUILDING (0.1%)
   1,000     William Lyon Homes, Inc., Senior Secured Notes         7.63         12/15/2012          895
                                                                                              ----------
             HOUSEHOLD APPLIANCES (0.3%)
   2,000     Stanley Works Capital Trust I, Bonds                   5.90         12/01/2045(r)     1,907
                                                                                              ----------
             HOUSEWARES & SPECIALTIES (0.2%)
   1,000     Ames True Temper Inc., Senior Notes                    9.36(e)       1/15/2012        1,035
     500     Jarden Corp., Senior Subordinated Notes                7.50          5/01/2017          514
                                                                                              ----------
                                                                                                   1,549
                                                                                              ----------
             LEISURE FACILITIES (0.6%)
   4,475     Town Sports International Holdings, Inc., Senior
                   Discount Notes, 11.00%, 2/01/2009               10.23(f)       2/01/2014        4,078
                                                                                              ----------
             LEISURE PRODUCTS (0.2%)
   1,000     Riddell Bell Holdings, Inc., Senior Subordinated
                   Notes                                            8.38         10/01/2012          998
                                                                                              ----------
             MOVIES & ENTERTAINMENT (0.4%)
   3,000     Cinemark, Inc., Senior Discount Notes, 9.75%,
                   3/15/2009                                        8.90(f)       3/15/2014        2,790
                                                                                              ----------
             PUBLISHING (1.7%)
   1,700     Advanstar Communications, Inc., Second Priority
                   Senior Secured Exchange Notes                   10.75          8/15/2010        1,861
   4,000     American Media Operations, Inc., Senior Subordinated
                   Notes, Series B                                 10.25          5/01/2009        3,820
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USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


Principal                                                                                         Market
   Amount                                                          Coupon                          Value
    (000)    Security                                                Rate        Maturity          (000)
 -------------------------------------------------------------------------------------------------------

$  1,000     Network Communications, Inc., Senior Notes            10.75%        12/01/2013   $    1,033
   4,000     R. H. Donnelley Corp., Senior Discount Notes, Series
                   A-1                                              6.88          1/15/2013        3,975
     500     Reader's Digest Association, Inc., Senior Subordinated
                   Notes (a)                                        9.00          2/15/2017          492
                                                                                              ----------
                                                                                                  11,181
                                                                                              ----------
             RESTAURANTS (0.6%)
   2,000     Friendly Ice Cream Corp., Senior Notes                 8.38          6/15/2012        1,980
   2,000     Landry's Restaurants, Inc., Senior Notes               7.50         12/15/2014        1,995
                                                                                              ----------
                                                                                                   3,975
                                                                                              ----------
             SPECIALIZED CONSUMER SERVICES (0.4%)
   2,100     Service Corp. International, Senior Notes              7.63         10/01/2018        2,236
                                                                                              ----------
             SPECIALTY STORES (0.4%)
   2,250     Petro Stopping Centers, LP, Senior Notes               9.00          2/15/2012        2,351
                                                                                              ----------
             TIRES & RUBBER (0.5%)
   2,925     Goodyear Tire & Rubber Co., Senior Secured Notes      11.00          3/01/2011        3,207
                                                                                              ----------
             Total Consumer Discretionary                                                        128,032
                                                                                              ----------

             CONSUMER STAPLES (4.0%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.5%)
   3,000     Southern States Cooperative, Inc., Senior Notes (a)   10.50         11/01/2010        3,150
                                                                                              ----------
             DISTILLERS & VINTNERS (0.3%)
   2,000     Constellation Brands, Inc., Senior Notes               7.25          9/01/2016        2,041
                                                                                              ----------
             DRUG RETAIL (0.2%)
   1,500     Rite Aid Corp., Senior Secured Notes                   8.13          5/01/2010        1,553
                                                                                              ----------
             HOUSEHOLD PRODUCTS (0.6%)
   3,650     JohnsonDiversey Holdings Inc., Senior Discount Notes,
                   10.67%, 5/15/2007                                9.10(f)       5/15/2013        3,801
                                                                                              ----------
             PACKAGED FOODS & MEAT (1.9%)
             Del Monte Corp.,
   1,500            Senior Subordinated Notes                       8.63         12/15/2012        1,586
     500            Senior Subordinated Notes                       6.75          2/15/2015          503
   3,000     Michael Foods, Inc., Senior Subordinated Notes         8.00         11/15/2013        3,105
   6,000     Pilgrim's Pride Corp., Senior Subordinated Notes       8.38          5/01/2017        6,097
   1,175     Reddy Ice Holdings, Inc., Senior Discount Notes,
                   10.50%, 11/01/2008                               9.19(f)      11/01/2012        1,080
                                                                                              ----------
                                                                                                  12,371
                                                                                              ----------
             PERSONAL PRODUCTS (0.5%)
   1,100     Chattem, Inc., Senior Subordinated Notes               7.00          3/01/2014        1,111
     750     Del Laboratories, Inc., Senior Subordinated Notes      8.00          2/01/2012          709
     750     Elizabeth Arden, Inc., Senior Subordinated Notes       7.75          1/15/2014          768

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USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


Principal                                                                                         Market
   Amount                                                          Coupon                          Value
    (000)    Security                                                Rate        Maturity          (000)
 -------------------------------------------------------------------------------------------------------

$    652     Jafra Cosmetics International, Inc., Senior
                   Subordinated Notes                              10.75%         5/15/2011   $      686
                                                                                              ----------
                                                                                                   3,274
                                                                                              ----------
             TOTAL CONSUMER STAPLES                                                               26,190
                                                                                              ----------

             ENERGY (5.9%)
             -------------
             COAL & CONSUMABLE FUELS (0.6%)
             Peabody Energy Corp.,
     500           Senior Notes                                     5.88          4/15/2016          481
     500           Senior Notes                                     7.38         11/01/2016          532
   2,000           Senior Notes                                     7.88         11/01/2026        2,160
     500           Senior Notes, Series B                           6.88          3/15/2013          511
                                                                                              ----------
                                                                                                   3,684
                                                                                              ----------
             OIL & GAS EQUIPMENT & SERVICES (1.6%)
   2,000     Basic Energy Services, Inc., Senior Notes              7.13          4/15/2016        1,982
   4,000     Enterprise Products Operations, L.P., Junior
                   Subordinated Notes                               8.38          8/01/2066(r)     4,437
   1,000     Hanover Compressor Co., Senior Notes                   7.50          4/15/2013        1,027
     222     Hanover Equipment Trust, Senior Secured Notes, Series
                   2001A                                            8.50          9/01/2008          223
   2,700     Seitel, Inc., Senior Notes (a)                         9.75          2/15/2014        2,761
                                                                                              ----------
                                                                                                  10,430
                                                                                              ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.9%)
   2,000     Berry Petroleum Co., Senior Subordinated Notes         8.25         11/01/2016        2,017
     500     Calfrac Holdings, LP, Senior Notes (a)                 7.75          2/15/2015          496
   2,000     Chaparral Energy, Inc., Senior Notes                   8.50         12/01/2015        2,045
   2,000     Cimarex Energy Co., Senior Notes (d)                   7.13          5/01/2017        2,030
             Energy Partners Ltd.,
     500            Senior Notes  (a)                              10.48(e)       4/15/2013          510
     500            Senior Notes  (a)                               9.75          4/15/2014          510
   1,000     Pogo Producing Co., Senior Subordinated Notes          6.88         10/01/2017          988
   2,000     Sabine Pass LNG, LP, Secured Notes (a)                 7.25         11/30/2013        2,050
   2,000     Southwestern Energy Co., MTN                           7.63          5/01/2027(g)     2,076
                                                                                              ----------
                                                                                                  12,722
                                                                                              ----------
             OIL & GAS REFINING & MARKETING (0.7%)
   2,133     Amerigas Partners, LP, Senior Unsecured Notes,
                    Series B                                        7.25          5/20/2015        2,176
   2,500     MarkWest Energy Partners LP, Notes, Series B           8.50          7/15/2016        2,647
                                                                                              ----------
                                                                                                   4,823
                                                                                              ----------
             OIL & GAS STORAGE & TRANSPORTATION (1.1%)
     750     OMI Corp., Senior Notes                                7.63         12/01/2013          766
     500     Overseas Shipholding Group, Inc., Senior Notes         8.25          3/15/2013          528
   2,000     Targa Resources, Inc., Senior Notes (a)                8.50         11/01/2013        2,057
   2,000     Tennessee Gas Pipeline Co., Debentures                 7.00         10/15/2028        2,161
     500     Transcontinental Gas Pipeline Corp., Senior Notes,
                   Series B                                         8.88          7/15/2012          575
             Williams Partners LP Finance Corp.,
   500              Senior Notes  (a)                               7.50          6/15/2011          533

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                     (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


Principal                                                                                         Market
   Amount                                                          Coupon                          Value
    (000)    Security                                                Rate        Maturity          (000)
 -------------------------------------------------------------------------------------------------------

$    250            Senior Notes  (a)                               7.25%         2/01/2017   $      266
                                                                                              ----------
                                                                                                   6,886
                                                                                              ----------
             Total Energy                                                                         38,545
                                                                                              ----------

             FINANCIALS (9.6%)
             -----------------
             CONSUMER FINANCE (2.0%)
             Ford Motor Credit Co.,
   6,000            Notes                                           9.81(e)       4/15/2012        6,419
   2,000            Notes                                           7.00         10/01/2013        1,894
   4,000     General Motors Acceptance Corp., Notes                 6.75         12/01/2014        3,950
   2,000     Refco Finance Holdings, LLC, Senior Subordinated
                    Notes (b),(h)                                   9.00          8/01/2012        1,032
                                                                                              ----------
                                                                                                  13,295
                                                                                              ----------
             LIFE & HEALTH INSURANCE (0.7%)
   1,000     Americo Life, Inc., Senior Notes (a)                   7.88          5/01/2013        1,039
   2,000     Great-West Life & Annuity Insurance Co., Bonds (a)     7.15          5/16/2046(r)     2,115
   1,000     Lincoln National Corp., Bonds                          7.00          5/17/2066(r)     1,058
                                                                                              ----------
                                                                                                   4,212
                                                                                              ----------
             MULTI-LINE INSURANCE (1.5%)
   3,780     AFC Capital Trust I, Guaranteed Notes, Series B        8.21          2/03/2027        3,958
   1,000     Farmers Exchange Capital, Surplus Notes (a)            7.05          7/15/2028        1,035
   1,700     Farmers Insurance Exchange, Surplus Notes (a)          8.63          5/01/2024        2,049
   2,000     Oil Casualty Insurance Ltd., Subordinated
                   Debentures (a)                                   8.00          9/15/2034        2,011
   1,000     Oil Insurance Ltd., Notes (a)                          7.56             -     (r)     1,053
                                                                                              ----------
                                                                                                  10,106
                                                                                              ----------
             MULTI-SECTOR HOLDINGS (2.5%)
             Leucadia National Corp.,
   4,250            Senior Notes                                    7.00          8/15/2013        4,282
   2,000            Senior Notes  (a)                               7.13          3/15/2017        2,000
   9,775            Senior Subordinated Notes                       8.65          1/15/2027       10,239
                                                                                              ----------
                                                                                                  16,521
                                                                                              ----------
             PROPERTY & CASUALTY INSURANCE (2.3%)
   2,000     Fidelity National Title Group, Inc., Notes             7.30          8/15/2011        2,078
   2,000     First American Capital Trust I, Cumulative Trust
                   Preferred Securities, Subordinated Debentures    8.50          4/15/2012        2,215
   1,500     Kingsway America, Inc., Senior Notes                   7.50          2/01/2014        1,542
   2,000     Liberty Mutual Group, Inc., Junior Subordinated
                   Notes (a)                                        7.00          3/15/2037        2,013
   1,000     Ohio Casualty Corp., Notes                             7.30          6/15/2014        1,066
   2,000     Security Capital Assurance Ltd., Bonds, perpetual (a)  6.88             -     (r)     2,043
   2,000     XL Capital Ltd., Notes, Series E                       6.50             -     (r)     1,978
   2,000     Zenith National Insurance Capital Trust, Guaranteed
                   Notes (a),(i)                                    8.55          8/01/2028        2,070
                                                                                              ----------
                                                                                                  15,005
                                                                                              ----------
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USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


Principal                                                                                         Market
   Amount                                                          Coupon                          Value
    (000)    Security                                                Rate        Maturity          (000)
 -------------------------------------------------------------------------------------------------------

             REITS - MORTGAGE (0.1%)
$    500     Thornburg Mortgage, Inc., Senior Notes                 8.00%         5/15/2013   $      499
                                                                                              ----------
             REITS - SPECIALIZED (0.2%)
             Host Marriott, LP,
     500            Senior Notes                                    7.13         11/01/2013          519
   1,000            Senior Notes                                    6.38          3/15/2015        1,002
                                                                                              ----------
                                                                                                   1,521
                                                                                              ----------
             SPECIALIZED FINANCE (0.3%)
   1,000     Financial Security Assurance Holdings Ltd., Junior
                   Subordinated Notes (a)                           6.40         12/15/2066(r)       992
   1,000     Petroplus Finance Ltd., Senior Notes (a),(d)           7.00          5/01/2017        1,014
                                                                                              ----------
                                                                                                   2,006
                                                                                              ----------
             Total Financials                                                                     63,165
                                                                                              ----------

             HEALTH CARE (5.1%)
             ------------------
             HEALTH CARE DISTRIBUTORS (0.4%)
   2,575     Ameripath, Inc., Senior Subordinated Notes            10.50          4/01/2013        2,813
                                                                                              ----------
             HEALTH CARE EQUIPMENT (0.1%)
   1,000     Medquest, Inc., Senior Subordinated Notes, Series B   11.88          8/15/2012          903
                                                                                              ----------
             HEALTH CARE FACILITIES (2.5%)
             HCA, Inc.,
   2,000            Secured Notes  (a)                              9.13         11/15/2014        2,170
   2,000            Secured Notes  (a),(c)                          9.25         11/15/2016        2,192
   2,000     HealthSouth Corp., Senior Notes (a)                   11.35(e)       6/15/2014        2,175
   2,000     IASIS Healthcare, LLC, Senior Subordinated Notes       8.75          6/15/2014        2,090
   1,000     Select Medical Corp., Senior Subordinated Notes        7.63          2/01/2015          905
     250     Sun Healthcare Group. Inc., Senior Subordinated
                   Notes (a)                                        9.13          4/15/2015          259
             Tenet Healthcare Corp.,
   4,000            Senior Notes                                    6.38         12/01/2011        3,775
   2,000            Senior Notes                                    6.50          6/01/2012        1,868
   1,000     Vanguard Health Holding Co. II, LLC, Senior
                   Subordinated Notes                               9.00         10/01/2014        1,045
                                                                                              ----------
                                                                                                  16,479
                                                                                              ----------
             HEALTH CARE SERVICES (1.4%)
   2,000     Alliance Imaging, Inc., Senior Subordinated Notes      7.25         12/15/2012        1,975
   2,250     AMR Holdco, Inc., Senior Subordinated Notes           10.00          2/15/2015        2,486
     500     Omnicare, Inc., Senior Subordinated Notes              6.88         12/15/2015          500
   2,000     Psychiatric Solutions, Inc., Senior
                   Subordinated Notes                               7.75          7/15/2015        2,058
   2,000     US Oncology, Inc., Senior Subordinated Notes          10.75          8/15/2014        2,250
                                                                                              ----------
                                                                                                   9,269
                                                                                              ----------

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USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


Principal                                                                                         Market
   Amount                                                          Coupon                          Value
    (000)    Security                                                Rate        Maturity          (000)
 -------------------------------------------------------------------------------------------------------

             MANAGED HEALTH CARE (0.2%)
$  1,000     Highmark, Inc., Senior Notes (a)                       6.80%         8/15/2013   $    1,058
                                                                                              ----------
             PHARMACEUTICALS (0.5%)
   2,761     Warner Chilcott Corp., Senior Subordinated Notes       8.75          2/01/2015        2,940
                                                                                              ----------
             Total Health Care                                                                    33,462
                                                                                              ----------

             INDUSTRIALS (11.6%)
             -------------------
             AEROSPACE & DEFENSE (1.0%)
   2,000     BE Aerospace, Inc., Senior Subordinated Notes,
                   Series B                                         8.88          5/01/2011        2,059
   3,000     DRS Technologies, Inc., Senior Subordinated Notes      6.88         11/01/2013        3,045
     250     Hawker Beechcraft Acquisition, Senior Notes            8.50          4/01/2015          266
   1,250     K & F Acquisition, Inc., Senior Subordinated Notes     7.75         11/15/2014        1,344
                                                                                              ----------
                                                                                                   6,714
                                                                                              ----------
             AIR FREIGHT & LOGISTICS (0.8%)
   4,985     Park Ohio Industries, Inc., Senior Subordinated
                   Notes                                            8.38         11/15/2014        5,010
                                                                                              ----------
             AIRLINES (0.6%)
   4,000     Continental Airlines, Inc., Notes                      8.75         12/01/2011        4,000
                                                                                              ----------
             BUILDING PRODUCTS (1.2%)
   2,000     Building Materials Corp. of America, Senior Notes      7.75          8/01/2014        1,990
             Esco Corp.,
     250            Senior Notes  (a)                               8.63         12/15/2013          268
   2,000            Senior Notes  (a)                               9.23(e)      12/15/2013        2,090
   2,500     Nortek, Inc., Senior Subordinated Notes                8.50          9/01/2014        2,487
   1,000     USG Corp., Notes (a)                                   6.30         11/15/2016        1,001
                                                                                              ----------
                                                                                                   7,836
                                                                                              ----------
             COMMERCIAL PRINTING (1.3%)
             Clarke American Corp.,
   2,000            Senior Notes  (a)                               9.50          5/15/2015        2,005
   2,000            Senior Notes  (a)                              10.07(e)       5/15/2015        2,027
   4,000     Idearc, Inc., Senior Notes (a)                         8.00         11/15/2016        4,195
                                                                                              ----------
                                                                                                   8,227
                                                                                              ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.6%)
   4,000     Case Corp., Notes                                      7.25          1/15/2016        4,245
             Manitowoc Co., Inc.,
   2,300            Senior Notes                                    7.13         11/01/2013        2,366
     650            Senior Subordinated Notes                      10.50          8/01/2012          697
   2,000     Neff Rental, LLC, Senior Notes                        11.25          6/15/2012        2,333
   1,000     Terex Corp., Senior Subordinated Notes                 7.38          1/15/2014        1,045
                                                                                              ----------
                                                                                                  10,686
                                                                                              ----------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (2.6%)
   2,000     Aramark Corp., Senior Notes (a)                        8.50          2/01/2015        2,097

8

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--------------------------------------------------------------------------------------------------------
                     of INVESTMENTS
                     (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


Principal                                                                                         Market
   Amount                                                          Coupon                          Value
    (000)    Security                                                Rate        Maturity          (000)
 -------------------------------------------------------------------------------------------------------

$  1,000     Education Management, LLC, Senor Notes                 8.75%         6/01/2014   $    1,058
   1,000     Geo Group, Inc., Senior Notes                          8.25          7/15/2013        1,050
   1,500     Knowledge Learning Corp., Senior Subordinated
                    Notes (a)                                       7.75          2/01/2015        1,492
     600     Mac-Gray Corp., Senior Notes                           7.63          8/15/2015          619
   4,030     Mobile Services Group, Inc., Senior Notes (a)          9.75          8/01/2014        4,393
   5,705     Williams Scotsman, Inc., Senior Notes                  8.50         10/01/2015        6,076
                                                                                              ----------
                                                                                                  16,785
                                                                                              ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
     500     Baldor Electric Co., Senior Notes                      8.63          2/15/2017          536
     500     Belden CDT, Inc., Senior Subordinated Notes            7.00          3/15/2017          514
     500     General Cable Corp., Senior Notes (a)                  7.13          4/01/2017          506
   1,033     UCAR Finance, Inc., Senior Notes                      10.25          2/15/2012        1,090
                                                                                              ----------
                                                                                                   2,646
                                                                                              ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
             Allied Waste North America, Inc.,
   1,000            Senior Notes                                    7.88          4/15/2013        1,046
   2,000            Senior Notes                                    6.88          6/01/2017        2,045
   1,000            Senior Notes, Series B                          7.25          3/15/2015        1,036
                                                                                              ----------
                                                                                                   4,127
                                                                                              ----------
             HIGHWAYS & RAILTRACKS (0.3%)
   2,100     American Railcar Industries, Senior Notes (a)          7.50          3/01/2014        2,197
                                                                                              ----------
             INDUSTRIAL MACHINERY (0.1%)
     500     Esterline Technologies Corp., Senior Notes (a)         6.63          3/01/2017          510
                                                                                              ----------
             TRADING COMPANIES & DISTRIBUTORS (0.6%)
   4,000     United Rentals North America, Inc., Senior Notes (i)   6.50          2/15/2012        4,035
                                                                                              ----------
             TRUCKING (0.5%)
   3,000     Avis Budget Car Rental LLC, Senior Notes (a)           7.63          5/15/2014        3,083
                                                                                              ----------
             Total Industrials                                                                    75,856
                                                                                              ----------

             INFORMATION TECHNOLOGY (3.3%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (2.7%)
   9,000     Iron Mountain, Inc., Senior Subordinated Notes         7.75          1/15/2015        9,248
             SunGard Data Systems, Inc.,
   2,000            Senior Notes                                    3.75          1/15/2009        1,935
   6,000            Senior Subordinated Notes                      10.25          8/15/2015        6,630
                                                                                              ----------
                                                                                                  17,813
                                                                                              ----------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
   1,750     Itron, Inc., Senior Subordinated Notes                 7.75          5/15/2012        1,796
                                                                                              ----------
             SEMICONDUCTORS (0.3%)
   2,000     Freescale Semiconductor, Inc., Senior Notes (a)        8.88         12/15/2014        2,010
                                                                                              ----------
             SYSTEMS SOFTWARE (0.0%)
     250     Alion Science and Technology, Senior Unsecured
                   Notes (a)                                       10.25          2/01/2015          264
                                                                                              ----------
             Total Information Technology                                                         21,883
                                                                                              ----------

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--------------------------------------------------------------------------------------------------------
                     of INVESTMENTS
                     (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


Principal                                                                                         Market
   Amount                                                          Coupon                          Value
    (000)    Security                                                Rate        Maturity          (000)
 -------------------------------------------------------------------------------------------------------

             MATERIALS (6.9%)
             ----------------
             COMMODITY CHEMICALS (1.0%)
$    750     Equistar Chemical Co., Senior Unsecured Notes         10.63%         5/01/2011   $      795
             Lyondell Chemical Co.,
   1,250            Senior Subordinated Notes                      10.88          5/01/2009        1,262
   1,500            Senior Unsecured Notes                          8.00          9/15/2014        1,582
   1,500            Senior Unsecured Notes  (c)                     8.25          9/15/2016        1,620
   1,000            Term Loan  (s)                                  7.11(e)       8/16/2013        1,005
     100     Sterling Chemicals, Inc., Senior Notes (a)            10.25          4/01/2015          103
                                                                                              ----------
                                                                                                   6,367
                                                                                              ----------
             CONSTRUCTION MATERIALS (0.8%)
   2,000     Mueller Group, Inc., Senior Subordinated Notes        10.00          5/01/2012        2,170
   2,250     Mueller Holdings, Inc., Senior Discount Notes,
                   14.75%, 4/15/2009                                9.61(f)       4/15/2014        2,098
   1,000     Panolam Industries International, Inc., Senior
                   Subordinated Notes (a)                          10.75         10/01/2013        1,073
                                                                                              ----------
                                                                                                   5,341
                                                                                              ----------
             DIVERSIFIED CHEMICALS (0.6%)
             Huntsman International, LLC,
     500            Senior Subordinated Notes  (a)                  7.88         11/15/2014          525
   3,500            Senior Subordinated Notes  (a)                  7.38          1/01/2015        3,622
                                                                                              ----------
                                                                                                   4,147
                                                                                              ----------
             DIVERSIFIED METALS & MINING (0.4%)
             Freeport-McMoRan Copper and Gold Inc.,
   1,000            Senior Notes                                    8.25          4/01/2015        1,086
   1,000            Senior Notes                                    8.38          4/01/2017        1,099
                                                                                              ----------
                                                                                                   2,185
                                                                                              ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
             Mosaic Co.,
   250              Senior Notes  (a)                               7.38         12/01/2014          262
   250              Senior Notes  (a)                               7.63         12/01/2016          266
                                                                                              ----------
                                                                                                     528
                                                                                              ----------
             METAL & GLASS CONTAINERS (1.0%)
   3,000     Crown Americas, LLC, Senior Notes                      7.75         11/15/2015        3,184
   2,000     Graham Packaging Co., L.P., Senior Notes               8.50         10/15/2012        2,045
   1,000     Owens Brockway Glass Container, Inc., Senior Notes     6.75         12/01/2014        1,011
     500     Pliant Corp., Senior Secured Notes                    11.13          9/01/2009          511
                                                                                              ----------
                                                                                                   6,751
                                                                                              ----------
             PAPER PACKAGING (0.8%)
     250     Graphic Packaging Corp., Senior Subordinated Notes     8.63          2/15/2012          250
   2,000     Graphic Packaging International, Inc., Senior
                   Subordinated Notes                               9.50          8/15/2013        2,142
   3,000     Jefferson Smurfit Corp., Senior Notes                  8.25         10/01/2012        3,064
                                                                                              ----------
                                                                                                   5,456
                                                                                              ----------

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--------------------------------------------------------------------------------------------------------
                     of INVESTMENTS
                     (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


Principal                                                                                         Market
   Amount                                                          Coupon                          Value
    (000)    Security                                                Rate        Maturity          (000)
 -------------------------------------------------------------------------------------------------------

             PAPER PRODUCTS (0.3%)
$  1,000     Boise Cascade, LLC, Senior Subordinated Notes          7.13%        10/15/2014   $    1,005
   1,000     NewPage Corp., Senior Secured Notes, Series A         10.00          5/01/2012        1,106
                                                                                              ----------
                                                                                                   2,111
                                                                                              ----------
             SPECIALTY CHEMICALS (1.0%)
     250     Macdermid, Inc., Senior Subordinated Notes (a)         9.50          4/15/2017          261
   1,000     Nalco Co., Senior Subordinated Notes                   8.88         11/15/2013        1,073
   2,500     PQ Corp., Senior Subordinated Notes                    7.50          2/15/2013        2,644
             Rockwood Specialties Group, Inc.,
     365            Senior Subordinated Notes                      10.63          5/15/2011          385
   2,000            Senior Subordinated Notes                       7.50         11/15/2014        2,045
                                                                                              ----------
                                                                                                   6,408
                                                                                              ----------
             STEEL (0.9%)
   2,500     AK Steel Holding Corp., Senior Notes                   7.75          6/15/2012        2,594
   1,250     Metals USA, Inc., Senior Secured Notes                11.13         12/01/2015        1,406
   2,000     Ryerson Tull, Inc., Senior Notes, Series B             8.25         12/15/2011        2,060
                                                                                              ----------
                                                                                                   6,060
                                                                                              ----------
             Total Materials                                                                      45,354
                                                                                              ----------

             TELECOMMUNICATION SERVICES (1.6%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
   5,000     Qwest Capital Funding, Inc., Notes                     7.25          2/15/2011        5,150
             Qwest Communications International, Inc.,
   2,000            Senior Notes                                    8.86(e)       2/15/2009        2,025
   2,000            Senior Notes                                    7.25          2/15/2011        2,060
   1,000     Windstream Corp., Senior Notes (a)                     7.00          3/15/2019        1,014
                                                                                              ----------
                                                                                                  10,249
                                                                                              ----------
             Total Telecommunication Services                                                     10,249
                                                                                              ----------

             UTILITIES (3.1%)
             ----------------
             ELECTRIC UTILITIES (1.5%)
   3,315     Comed Financing II, Notes, Series B                    8.50          1/15/2027        3,365
     876     FPL Energy National Wind Portfolio, LLC, Senior
                   Secured Bonds (a)                                6.13          3/25/2019          862
     792     FPL Energy Wind Funding, LLC, Notes (a)                6.88          6/27/2017          803
   4,000     PPL Capital Funding, Inc., Junior Guaranteed
                   Subordinated Notes, Series A                     6.70          3/30/2067(r)     4,010
     697     Sierra Pacific Resources, Senior Notes                 8.63          3/15/2014          756
                                                                                              ----------
                                                                                                   9,796
                                                                                              ----------
             GAS UTILITIES (0.1%)
     500     Southern Star Central Corp., Senior Notes              6.75          3/01/2016          507
                                                                                              ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.3%)
   2,000     Dynegy Holdings, Inc., Senior Unsecured Notes          8.38          5/01/2016        2,115
   4,000     Mirant Corp., Senior Notes                             8.30          5/01/2011        4,255
             NRG Energy, Inc.,
   1,000            Senior Notes                                    7.38          2/01/2016        1,045

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--------------------------------------------------------------------------------------------------------
                     of INVESTMENTS
                     (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


Principal                                                                                         Market
   Amount                                                          Coupon                          Value
    (000)    Security                                                Rate        Maturity          (000)
 -------------------------------------------------------------------------------------------------------

$  1,000            Senior Notes                                    7.38%         1/15/2017   $    1,044
                                                                                              ----------
                                                                                                   8,459
                                                                                              ----------
             MULTI-UTILITIES (0.2%)
   1,679     Tenaska Oklahoma, LP, Senior Secured Notes (a)         6.53         12/30/2014        1,663
                                                                                              ----------
             Total Utilities                                                                      20,425
                                                                                              ----------
             Total Corporate Obligations (cost: $449,003)                                        463,161
                                                                                              ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (16.9%)(J)

             CONSUMER DISCRETIONARY (2.2%)
             -----------------------------
             BROADCASTING & CABLE TV (2.2%)
   4,000     Cablemas S.A. de C.V., Senior Guaranteed Notes (a)     9.38         11/15/2015        4,520
             NTL Cable plc,
   2,000            Senior Notes                                    8.75          4/15/2014        2,112
   1,500            Senior Notes                                    9.75          4/15/2014        3,195
   3,000     UPC Holding B.V., Senior Notes (a)                     7.75          1/15/2014        4,258
                                                                                              ----------
                                                                                                  14,085
                                                                                              ----------
             Total Consumer Discretionary                                                         14,085
                                                                                              ----------

             CONSUMER STAPLES (0.4%)
             -----------------------
             DRUG RETAIL (0.4%)
   2,100     Jean Coutu Group PJC, Inc., Senior
                   Subordinated Notes                               8.50          8/01/2014        2,289
                                                                                              ----------

             ENERGY (1.0%)
             -------------
             OIL & GAS DRILLING (0.1%)
     742     Delek & Avner-Yam Tethys Ltd., Secured Notes (a)       5.33          8/01/2013          731
                                                                                              ----------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
   2,800     Compagnie Generale de Geophysique, Senior Notes        7.50          5/15/2015        2,954
                                                                                              ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
   3,000     Compton Petroleum Finance Corp., Senior Notes          7.63         12/01/2013        2,996
                                                                                              ----------
             Total Energy                                                                          6,681
                                                                                              ----------

             FINANCIALS (5.3%)
             -----------------
             DIVERSIFIED BANKS (0.8%)
   2,000     Standard Chartered plc, Subordinated Notes (a)         6.41            -      (r)     1,995
   1,000     Sumitomo Mitsui Financial Group Preferred Capital,
                   Bonds (a)                                        6.08            -      (r)     1,007
   2,000     UFJ Finance Aruba AEC, Notes                           8.75            -      (q)     2,100
                                                                                              ----------
                                                                                                   5,102
                                                                                              ----------

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--------------------------------------------------------------------------------------------------------
                     of INVESTMENTS
                     (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


Principal                                                                                         Market
   Amount                                                          Coupon                          Value
    (000)    Security                                                Rate        Maturity          (000)
 -------------------------------------------------------------------------------------------------------

             LIFE & HEALTH INSURANCE (0.6%)
$  4,000     AXA S.A., Subordinated Notes (a)                       6.46%            -     (r)$    3,960
                                                                                              ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   2,000     ZFS Finance USA Trust II, Bonds (a)                    6.45         12/15/2065(r)     2,026
                                                                                              ----------
             PROPERTY & CASUALTY INSURANCE (0.5%)
   3,000     Catlin Insurance Co. Ltd., Notes (a)                   7.25             -     (r)     3,030
                                                                                              ----------
             REGIONAL BANKS (0.3%)
   2,000     Glitnir Banki hf, Notes (a)                            7.45             -     (r)     2,163
                                                                                              ----------
             REINSURANCE (2.8%)
   1,000     Allied World Assurance Holdings Ltd., Senior Notes     7.50          8/01/2016        1,081
   4,000     Max USA Holdings, Ltd., Guaranteed Senior Notes (a)    7.20          4/14/2017        4,027
   3,000     Montpelier Re Holdings Ltd., Senior Notes              6.13          8/15/2013        2,968
   2,000     Platinum Underwriters Finance, Inc., Notes, Series B   7.50          6/01/2017        2,123
   8,360     PXRE Capital Trust I, Pass-Through Certificates        8.85          2/01/2027        8,527
                                                                                              ----------
                                                                                                  18,726
                                                                                              ----------
             Total Financials                                                                     35,007
                                                                                              ----------

             INDUSTRIALS (2.3%)
             ------------------
             AEROSPACE & DEFENSE (0.3%)
   2,000     Bombardier, Inc., Unsecured Notes (a)                  6.75          5/01/2012        2,002
                                                                                              ----------
             MARINE (0.7%)
   3,550     Navios Maritime Holdings, Inc., Senior Notes (a)       9.50         12/15/2014        3,714
   1,000     Stena AB, Senior Notes                                 7.00         12/01/2016          994
                                                                                              ----------
                                                                                                   4,708
                                                                                              ----------
             RAILROADS (1.3%)
   8,000     Kansas City Southern de Mexico, S.A. de C.V., Senior
                   Notes (i)                                        9.38          5/01/2012        8,640
                                                                                              ----------
             Total Industrials                                                                    15,350
                                                                                              ----------

             INFORMATION TECHNOLOGY (0.9%)
             -----------------------------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
   2,250     Sensata Technologies B V, Senior Subordinated Notes    9.00          5/01/2016        3,243
                                                                                              ----------
             SEMICONDUCTORS (0.4%)
   1,750     New Asat Finance Ltd., Senior Notes                    9.25          2/01/2011        1,505
   1,000     NXP B.V. / NXP Funding, LLC, Senior Secured Notes (a)  7.88         10/15/2014        1,043
                                                                                              ----------
                                                                                                   2,548
                                                                                              ----------
             Total Information Technology                                                          5,791
                                                                                              ----------

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--------------------------------------------------------------------------------------------------------
                     of INVESTMENTS
                     (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


Principal                                                                                         Market
   Amount                                                          Coupon                          Value
    (000)    Security                                                Rate        Maturity          (000)
 -------------------------------------------------------------------------------------------------------

             MATERIALS (3.3%)
             ----------------
             ALUMINUM (0.2%)
$  1,000     Novelis, Inc., Senior Notes                            7.25%         2/15/2015   $    1,063
                                                                                              ----------
             DIVERSIFIED CHEMICALS (0.4%)
   3,000     INEOS Group Holdings plc, Notes (a),(c)                8.50          2/15/2016        2,948
                                                                                              ----------
             DIVERSIFIED METALS & MINING (0.2%)
   1,000     Glencore Funding, LLC, Notes (a)                       6.00          4/15/2014        1,000
                                                                                              ----------
             FOREST PRODUCTS (0.4%)
   3,500     Ainsworth Lumber Co. Ltd., Senior Notes                7.25         10/01/2012        2,590
                                                                                              ----------
             PAPER PACKAGING (0.3%)
             JSG Funding plc,
     185            Senior Notes                                    9.63         10/01/2012          197
   2,000            Senior Subordinated Notes                       7.75          4/01/2015        2,065
                                                                                              ----------
                                                                                                   2,262
                                                                                              ----------
             PAPER PRODUCTS (1.3%)
   2,000     Abitibi-Consolidated Co. of Canada, Notes              6.00          6/20/2013        1,727
   2,000     Abitibi-Consolidated, Inc., Senior Notes               8.38          4/01/2015        1,880
   2,098     Cascades, Inc., Senior Notes                           7.25          2/15/2013        2,140
   3,000     Domtar, Inc., Notes                                    5.38         12/01/2013        2,805
                                                                                              ----------
                                                                                                   8,552
                                                                                              ----------
             SPECIALTY CHEMICALS (0.5%)
   3,000     Nell AF S.a.r.l., Senior Notes (a)                     8.38          8/15/2015        3,142
                                                                                              ----------
             Total Materials                                                                      21,557
                                                                                              ----------

             TELECOMMUNICATION SERVICES (1.5%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (1.5%)
             Intelsat Bermuda Ltd.,
     250            Senior Notes                                    8.87(e)       1/15/2015          257
     500            Senior Unsecured Guaranteed Term Loan(s)        7.86(e)       2/01/2014          503
             Intelsat Ltd.
   2,150            Senior Notes                                    5.25         11/01/2008        2,096
   6,000            Senior Notes                                   11.25          6/15/2016        6,870
                                                                                              ----------
                                                                                                   9,726
                                                                                              ----------
             Total Telecommunication Services                                                      9,726
                                                                                              ----------
             Total Eurodollar and Yankee Obligations (cost: $106,523)                            110,486
                                                                                              ----------

             ASSET-BACKED SECURITIES (3.2%)

             CONSUMER STAPLES (0.7%)
             -----------------------
             FOOD RETAIL (0.7%)
   4,455     Ahold Lease USA, Inc., Pass-Through Certificates,
                   Series 2001, Class A-1 (i)                       7.82          1/02/2020        4,839
                                                                                              ----------

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--------------------------------------------------------------------------------------------------------
                     of INVESTMENTS
                     (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


Principal                                                                                         Market
   Amount                                                          Coupon                          Value
    (000)    Security                                                Rate        Maturity          (000)
 -------------------------------------------------------------------------------------------------------

             FINANCIALS (0.1%)
             -----------------
             ASSET-BACKED FINANCING (0.1%)
$    569     Airport Airplanes, Pass-Through Certificates, Series
                   1R, Class A8, EETC                               5.70%(e)      3/15/2019   $      555
                                                                                              ----------

             INDUSTRIALS (2.4%)
             ------------------
             AIRLINES (2.4%)
             America West Airlines, Inc., Pass-Through Certificates,
   1,430            Series 1998-1, Class A, EETC                    6.87          1/02/2017        1,463
     690            Series 1998-1, Class B                          7.12          1/02/2017          674
   2,000     American Airlines, Inc., Pass-Through Certificates,
                    Series 2001-1, Class A-2, EETC                  6.82          5/23/2011        2,037
             Continental Airlines, Inc., Pass-Through Certificates,
     467            Series 2000-1, Class C-1                        8.50          5/01/2011          479
   1,458            Series 2000-2, Class A-1                        7.71          4/02/2021        1,616
     569            Series 2001-1, Class C                          7.03          6/15/2011          573
             United Airlines, Pass-Through Certificates,
   6,076            Series 2000-1  (i)                              8.03          7/01/2011        6,858
   2,011            Series 2000-1, Class A-1                        7.78          1/01/2014        2,066
                                                                                              ----------
                                                                                                  15,766
                                                                                              ----------
             Total Industrials                                                                    15,766
                                                                                              ----------
             Total Asset-Backed Securities (cost: $18,191)                                        21,160
                                                                                              ----------

             COMMERCIAL MORTGAGE SECURITIES (0.3%)

             FINANCIALS (0.3%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
   1,973     Banc of America Commercial Mortgage, Inc., Commercial
                   Mortgage Pass-Through Certificates, Series
                   2005-6(a)  (cost:  $1,878)                       5.54(e)       9/10/2047        1,880
                                                                                              ----------

             U.S. GOVERNMENT AGENCY ISSUES (0.0%)

             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   7,839     Credit Suisse First Boston Corp., Series 1998-C1,
                   Class AX (acquired 6/13/2003; cost: $167) (k)
                   (cost: $167)                                     1.23(e)       5/17/2040          187
                                                                                              ----------

             MUNICIPAL BONDS (0.6%)

             CASINOS & GAMING (0.5%)
   3,000     Seneca Nation of Indians Capital Improvements
                   Authority, Bonds, Series 2007-B                  6.75         12/01/2013        2,995
                                                                                              ----------

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--------------------------------------------------------------------------------------------------------
                     of INVESTMENTS
                     (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


Principal                                                                                         Market
   Amount                                                          Coupon                          Value
    (000)    Security                                                Rate        Maturity          (000)
 -------------------------------------------------------------------------------------------------------

             SPECIAL ASSESSMENT/TAX/FEE (0.1%)
$  1,000     Short Pump Town Center Community Development
                   Auth., VA, RB  (a)                               6.26%         2/01/2009   $    1,007
                                                                                              ----------
             Total Municipal Bonds (cost: $4,000)                                                  4,002
                                                                                              ----------

   Number
of Shares
--------------------------------------------------------------------------------------------------------

             EQUITY SECURITIES (6.6%)

             COMMON STOCKS (3.2%)

             CONSUMER DISCRETIONARY (0.5%)
             -----------------------------
             BROADCASTING & CABLE TV (0.3%)
   45,000    Charter Communications, Inc. "A"*                                                       136
   30,000    Comcast Corp. "A"*                                                                      800
   33,094    RCN Corp.*                                                                              894
                                                                                              ----------
                                                                                                   1,830
                                                                                              ----------
             CASINOS & GAMING (0.1%)
    6,000    Harrah's Entertainment, Inc.                                                            512
                                                                                              ----------
             MOVIES & ENTERTAINMENT (0.1%)
   20,000    Time Warner Cable, Inc.*                                                                736
                                                                                              ----------
             Total Consumer Discretionary                                                          3,078
                                                                                              ----------

             CONSUMER STAPLES (0.2%)
             -----------------------
             PACKAGED FOODS & MEAT (0.1%)
   30,000    Reddy Ice Holdings, Inc.                                                                879
                                                                                              ----------
             TOBACCO (0.1%)
   15,000    UST, Inc.                                                                               850
                                                                                              ----------
             Total Consumer Staples                                                                1,729
                                                                                              ----------

             ENERGY (0.3%)
             -------------
             OIL & GAS REFINING & MARKETING (0.1%)
   10,000    Valero Energy Corp.                                                                     702
                                                                                              ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
   40,000    OMI Corp.                                                                             1,163
                                                                                              ----------
             Total Energy                                                                          1,865
                                                                                              ----------

             FINANCIALS (1.1%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
   10,000    American Capital Strategies Ltd.                                                        487
                                                                                              ----------

16

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--------------------------------------------------------------------------------------------------------
                     of INVESTMENTS
                     (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)

                                                                                                  Market
   Number                                                                                          Value
of Shares    Security                                                                              (000)
--------------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (0.1%)
    5,000    American International Group, Inc.                                               $      349
                                                                                              ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   15,000    Bank of America Corp.                                                                   764
   10,000    Citigroup, Inc.                                                                         536
                                                                                              ----------
                                                                                                   1,300
                                                                                              ----------
             REGIONAL BANKS (0.1%)
    5,000    City National Corp.                                                                     366
                                                                                              ----------
             REITS - OFFICE (0.1%)
   25,000    Maguire Properties, Inc.                                                                901
                                                                                              ----------
             REITS - SPECIALIZED (0.3%)
   10,000    Entertainment Properties Trust                                                          604
   20,000    Strategic Hotel Capital, Inc.                                                           433
   30,000    Sunstone Hotel Investors, Inc.                                                          856
                                                                                              ----------
                                                                                                   1,893
                                                                                              ----------
             THRIFTS & MORTGAGE FINANCE (0.2%)
   40,000    Washington Mutual, Inc.                                                               1,679
                                                                                              ----------
             Total Financials                                                                      6,975
                                                                                              ----------

             HEALTH CARE (0.3%)
             ------------------
             HEALTH CARE FACILITIES (0.1%)
   10,000    Community Health Systems, Inc.*                                                         368
   10,000    Triad Hospitals, Inc.*                                                                  532
                                                                                              ----------
                                                                                                     900
                                                                                              ----------
             PHARMACEUTICALS (0.2%)
   10,000    Merck & Co., Inc.                                                                       514
   30,000    Pfizer, Inc.                                                                            794
                                                                                              ----------
                                                                                                   1,308
                                                                                              ----------
             Total Health Care                                                                     2,208
                                                                                              ----------

             INDUSTRIALS (0.1%)
             ------------------
             BUILDING PRODUCTS (0.1%)
   20,000    Masco Corp.                                                                             544
                                                                                              ----------

             MATERIALS (0.2%)
             ----------------
             COMMODITY CHEMICALS (0.0%)
   10,000    Lyondell Chemical Co.                                                                   311
                                                                                              ----------
             DIVERSIFIED METALS & MINING (0.1%)
   10,000    Compass Minerals International, Inc.                                                    344
                                                                                              ----------
             STEEL (0.1%)
   20,000    Worthington Industries, Inc.                                                            445
                                                                                              ----------
             Total Materials                                                                       1,100
                                                                                              ----------

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                     of INVESTMENTS
                     (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)

                                                                                                  Market
   Number                                                                                          Value
of Shares    Security                                                                              (000)
--------------------------------------------------------------------------------------------------------

             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
   70,000    Citizens Communications Co.                                                      $    1,090
   30,000    Iowa Telecommunication Services, Inc.                                                   609
   60,000    Windstream Corp.                                                                        877
                                                                                              ----------
                                                                                                   2,576
                                                                                              ----------
             Total Telecommunication Services                                                      2,576
                                                                                              ----------

             UTILITIES (0.1%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
   15,000    American Electric Power Co., Inc.                                                       753
                                                                                              ----------
             Total Common Stocks (cost: $16,815)                                                  20,828
                                                                                              ----------

   Principal
   Amount
   $(000)/
   Shares
 -------------------------------------------------------------------------------------------------------

             PREFERRED SECURITIES (3.4%)

             CONSUMER STAPLES (0.8%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.8%)
   50,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)            5,150
                                                                                              ----------
             FINANCIALS (2.4%)
             -----------------
             PROPERTY & CASUALTY INSURANCE (0.3%)
   20,000    Axis Capital Holdings Ltd., Series B, 7.50%, perpetual(r)                             2,169
                                                                                              ----------
             REINSURANCE (0.8%)
    3,000    Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual(a)                      3,065
   $2,000    Swiss Re Capital I L.P., 6.85%, perpetual(a)                                          2,092
                                                                                             -----------
                                                                                                   5,157
                                                                                             -----------
             REITS - INDUSTRIAL (0.1%)
   30,000    AMB Property Corp., Series O, 7.00%, cumulative redeemable, perpetual                   771
                                                                                             -----------
             REITS - OFFICE (0.3%)
   20,000    Maguire Properties, Inc., Series A, 7.625% cumulative redeemable, perpetual             504
   20,000    Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable, perpetual             521
   20,000    SL Green Realty Corp., Series C, 7.625%, perpetual                                      518
                                                                                             -----------
                                                                                                   1,543
                                                                                             -----------
             REITS - RETAIL (0.1%)
   20,000    Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                          508
                                                                                             -----------
             REITS - SPECIALIZED (0.5%)
   70,000    Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                                1,764
   40,000    Strategic Hotels & Resorts, Inc., Series C, 8.25%, cumulative redeemable,
                perpetual                                                                          1,023

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                     of INVESTMENTS
                     (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)

                                                                                                  Market
   Number                                                                                          Value
of Shares    Security                                                                              (000)
--------------------------------------------------------------------------------------------------------
   20,000    Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                      $       518
                                                                                             -----------
                                                                                                   3,305
                                                                                             -----------
             THRIFTS & MORTGAGE FINANCE (0.3%)
   40,000    Countrywide Capital V, 7.00%, cumulative redeemable, perpetual                          988
   40,000    Sovereign Capital Trust V, 7.75%, Capital Securities, perpetual                       1,072
                                                                                             -----------
                                                                                                   2,060
                                                                                             -----------
             Total Financials                                                                     15,513
                                                                                             -----------

             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   30,000    Crown Castle International Corp., 6.25%, cumulative redeemable, perpetual(l)          1,725
                                                                                             -----------
             Total Preferred Securities (cost: $21,501)                                           22,388
                                                                                             -----------


             WARRANTS (0.0%)(m)

             CONSUMER DISCRETIONARY (0.0%)
             -----------------------------
             BROADCASTING & CABLE TV (0.0%)
      250    Ono Finance plc, Equity Value Certificates (acquired 7/16/2001;
                cost: $0)*(a),(h),(k)                                                             --
                                                                                             -----------
             Total Equity Securities
             (cost: $38,316)                                                                      43,216
                                                                                             -----------

 Principal
    Amount
     (000)
--------------------------------------------------------------------------------------------------------

             MONEY MARKET INSTRUMENTS (1.0%)

             COMMERCIAL PAPER (1.0%)

             CONSUMER DISCRETIONARY (1.0%)
             -----------------------------
             HOMEBUILDING (1.0%)
   $6,128    Lennar Corp., 5.35%, 5/01/2007                                                        6,128
                                                                                             -----------
             Total Money Market Instruments
             (cost: $6,128)                                                                        6,128
                                                                                             -----------

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                     of INVESTMENTS
                     (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)

Principal                                                                                         Market
   Amount                                                                                          Value
    (000)    Security                                                                              (000)
--------------------------------------------------------------------------------------------------------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.0%)

             REPURCHASE AGREEMENTS (1.0%)
$  5,500     Credit Suisse First Boston LLC, 5.23%, acquired on
                   4/30/2007 and due 5/01/2007 at $5,500
                   (collateralized by $5,680 of Fannie Mae Discount
                   Notes(o), 5.24%(n), due 7/25/2007; market value
                   $5,611)                                                                    $    5,500
   1,000     Deutsche Bank Securities, Inc., 5.22%, acquired on
                   4/30/2007 and due 5/01/2007 at $1,000
                   (collateralized by $1,025 of Federal Home Loan
                   Bank Bonds(o), 5.00%, due 10/16/2009; market
                   value $1,024)                                                                   1,000
                                                                                              ----------
             Total Repurchase Agreements                                                           6,500
                                                                                              ----------

 Number of
    Shares
 -------------------------------------------------------------------------------------------------------

             MONEY MARKET FUNDS (0.0%)
   218,183   AIM Short-Term Investment Co. Liquid Assets
                    Portfolio, 5.24%(p)                                                              218
                                                                                             -----------
             Total Short-term Investments Purchased With Cash Collateral From Securities
                    Loaned (cost: $6,718)                                                          6,718
                                                                                             -----------

             TOTAL INVESTMENTS (COST: $630,924)                                              $   656,938
                                                                                             ===========

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USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, other than exchange traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

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              (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the

22

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              to Portfolio of INVESTMENTS
              (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2007, was approximately $6,443,000.

D. As of April 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2007, were $27,389,000 and $1,375,000 respectively, resulting in net unrealized appreciation of $26,014,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $655,048,000 at April 30, 2007, and, in total, may not equal 100%. Investments in foreign securities were 17.7% of net assets at April 30, 2007. A category percentage of 0.0% represents less than 0.1% of net assets.


SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Currently the issuer is in default with respect to interest and/or principal payments.
(c) The security or a portion thereof was out on loan as of April 30, 2007.
(d) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At April 30, 2007, the aggregate market value of securities purchased on a delayed-delivery basis was $3,286,000, which included when-issued securities of $3,044,000.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2007.

                                                                              23
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              to Portfolio of Investments
              (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


(f) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(g) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(h) Security was fair valued at April 30, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(i) At April 30, 2007, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.
(j) Eurodollar and Yankee obligations - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.
(k) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2007, was $187,000, which represents less than 0.1% of the Fund's net assets.
(l) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.
(m) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.
(n) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(o) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

24

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              to Portfolio of Investments
              (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
April 30, 2007 (unaudited)


(p) Rate represents the money market fund annualized seven-day yield at April 30, 2007.
(q)       Security is perpetual and has no final maturity date.
(r) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer. Securities shown without a maturity date are perpetual and have no final maturity.
(s) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2007. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.

* Non-income-producing security for the 12 months preceding April 30, 2007.



PORTFOLIO DESCRIPTION ABBREVIATIONS

EETC      Enhanced Equipment Trust Certificate
MTN       Medium-Term Note
RB        Revenue Bond






ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    JUNE 22, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    JUNE 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    JUNE 25, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.